Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 2,088	$ 2,663
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	2,088	2,663
Billed | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	0	0
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	650	735
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	156	424
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	$ 642	$ 1,333